Annual Estimated Amortization Expense For Intangible Assets And Unfavorable Lease (Detail) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012
Estimated Future Amortization Expense For Intangible Assets And Unfavorable Lease Liability [Line Items]
2013	8,295
2014	7,888
2015	7,828
2016	7,616
2017	7,371
Thereafter	31,427
Finite Lived Intangible Assets Amortization Expenses, Total	70,425
Amortization of Intangible Assets
Estimated Future Amortization Expense For Intangible Assets And Unfavorable Lease Liability [Line Items]
2013	8,632
2014	8,185
2015	8,117
2016	7,825
2017	7,501
Thereafter	32,120
Finite Lived Intangible Assets Amortization Expenses, Total	72,380
Unfavorable Lease Agreements
Estimated Future Amortization Expense For Intangible Assets And Unfavorable Lease Liability [Line Items]
2013	(337)
2014	(297)
2015	(289)
2016	(209)
2017	(130)
Thereafter	(693)
Finite Lived Intangible Assets Amortization Expenses, Total	(1,955)